Statement of Changes in Net Assets Available for Benefits - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 108,172
Dividends and interest	55,925
Total investment income	164,097
Interest income on notes receivable from participants	2,094
Contributions:
Participants	74,847
Employer	102,569
Rollovers (Note 1)	133,744
Total contributions	311,160
Benefits paid to participants	(149,638)
Net increase in net assets available for benefits	327,713
Net assets available for benefits, beginning of period	1,415,489
Net assets available for benefits, end of period	$ 1,743,202